CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND RESTRICTED CASH
Schedule of Reconciliation of cash and restricted cash on statement of cash flows

	As of December 31,
	2018	2019
	RMB	RMB
Cash	1,087,258	685,277
Restricted cash‑current	1,362,266	1,417,245
Restricted cash‑non current	16,010	1,353,376
Total cash and restricted cash shown in the consolidated statement of cash flows	2,465,534	3,455,898